Cash and Cash Equivalents	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

3. CASH AND CASH EQUIVALENTS

Below is a breakdown of the Company’s cash balances in banks as of June 30, 2022 and March 31, 2023, both by geography and by currencies (translated into U.S. dollars):

	As of June 30,	As of March 31
By Geography:	2022	2023
Cash in HK	$71,221,649	$18,712,816
Cash in U.S.	3,259,002	5,322,792
Total	$74,480,651	$24,035,608

By Currency:
USD	$64,187,756	$23,505,105
HKD	415,930	426,138
EUR	4,097	59,728
GBP	24,680	25,219
RMB	9,848,188	19,418
Total	$74,480,651	$24,035,608

“HKD” refers to Hong Kong dollars, “GBP” refers to British pounds, and “EUR” refers to Euros.

3. CASH AND CASH EQUIVALENTS

Below is a breakdown of the Company’s cash balances in banks for both years, both by geography and by currencies (translated into U.S. dollars):

	As of June 30,
By Geography:	2021	2022
Cash in HK	$85,050,144	$71,221,649
Cash in U.S.	198,853	3,259,002
Total	$85,248,997	$74,480,651
By Currency:
USD	$84,987,908	$64,187,756
HKD	176,459	415,930
EUR	56,456	4,097
GBP	28,174	24,680
RMB	-	9,848,188
Total	$85,248,997	$74,480,651

“HKD” refers to Hong Kong dollars, “GBP” refers to British pounds, and “EUR” refers to Euros.